STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - NGSP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Plan interest in Northrop Grumman Defined Contribution Plans Master Trust (Note 3)	$ 39,301,997	$ 35,040,516
Total investments	43,943,483	39,066,279
Receivables:
Notes receivable from participants	339,104	329,923
Employer contributions	74,657	77,567
Participant contributions	0	8
Total receivables	413,761	407,498
Total assets	44,357,244	39,473,777
Liabilities:
Accrued expenses	2,059	1,923
Net assets available for benefits	44,355,185	39,471,854
Investment in BrokerageLink account—at fair value
Investments:
Investment	4,641,343	4,024,861
Short-term investment fund—at fair value
Investments:
Investment	$ 143	$ 902